Statement of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 14,143	$ 13,406
Accounts receivable	212,099	207,098
Other receivables	414	472
Prepaid expenses	31,484	27,254
Restricted cash	452	434
Other assets	1,972	1,928
Total current assets	260,564	250,592
OTHER RECEIVABLES	376	806
FUNDED LANDFILL POST-CLOSURE COSTS	9,200	8,949
INTANGIBLES	257,731	272,082
GOODWILL	774,409	1,081,868
LANDFILL DEVELOPMENT ASSETS	15,869	12,174
DEFERRED FINANCING COSTS	19,983	21,157
CAPITAL ASSETS	776,058	758,287
LANDFILL ASSETS	958,792	975,691
INVESTMENT IN EQUITY ACCOUNTED INVESTEE	3,973	4,117
OTHER ASSETS	649	4,764
TOTAL ASSETS	3,077,604	3,390,487
LIABILITIES
Accounts payable	115,292	100,181
Accrued charges	124,496	136,629
Dividends payable	14,540	15,296
Income taxes payable	10,693	14,425
Deferred revenues	17,645	20,378
Current portion of long-term debt	1,500	1,500
Landfill closure and post-closure costs	9,468	8,229
Other liabilities	3,484	6,091
Liabilities, Current	297,118	302,729
LONG-TERM DEBT	1,311,593	1,258,159
LANDFILL CLOSURE AND POST-CLOSURE COSTS	92,034	90,010
OTHER LIABILITIES	7,484	7,329
DEFERRED INCOME TAXES	76,234	85,665
TOTAL LIABILITIES	1,784,463	1,743,892
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common shares (authorized - unlimited, issued and outstanding - 118,040,683 (December 31, 2010 - 121,429,737))	1,824,231	1,878,286
Restricted shares (issued and outstanding - 252,150 (December 31, 2010 - 277,150))	(5,353)	(5,169)
Additional paid in capital	2,789	7,092
Accumulated deficit	(466,775)	(188,972)
Accumulated other comprehensive loss	(61,751)	(44,642)
Total shareholders' equity	1,293,141	1,646,595
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,077,604	$ 3,390,487